U.S Securities and Exchange Commission
Washington D.C. 20549 Form 24F-2
Annual Notice of Securities
Sold Pursuant to Rule 24f-2

1. Smith Breeden Series Fund
   100 Europa Drive
   Chapel Hill NC 27514

2. Short Duration U.S.
   Government Fund
   Intermediate Duration
   U.S. Government Fund

3. Investment Company File Act
   No: 8116431 Securities Act
   File No: 3343089

4(a). The last day of fiscal year
      for which this notice is filed:
      March 31, 2000

4(b).  Not applicable

4(c).  Not applicable.

5.   Calculation of Registration Fee

5(i).  Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24(f):  $64,139,882

5(ii).  Aggregate price of securities
redeemed or repurchased during the fiscal
year:  $109,178,882

5(iii).  Aggregate price of securities
redeemed or repurchase during any
prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $244,215,280

5(iv).  Total available redemption
credits [Add Items 5(ii) and 5(iii)]:
$353,394,162

5(v).  Net sales - if Item 5(i) is
greater than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:  N/A

5(vi).  Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:  $289,254,280

5(vii).  Multiplier for determining
registration fee: N/A

5(viii).  Registration fee due [multiply
Item 5(v) by Item f(vii)] (enter 0 if no
fee is due):  $0


6. Prepaid Shares.  If the response to
Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of share or other
units) deducted here: $0

If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0

7. Interest due - if this Form is being
filed more than 90 days after the end of the issuer's fiscal year: N/A

8. Total of the amount of the
registration fee plus any interest due
[line 5(viii) plus line 7]:  $0

9. Date the registration fee and any
interest payment was wired to the
Commission's lockbox depository:
N/A

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacity and on the dates indicated.

BY:  Marianthe S. Mewkill S/
     Vice President & Treasurer
     June 14, 2000